UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07695)

The Hennessy Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2006

Date of reporting period: July 31, 2006

Item 1. Schedule of Investments.

Schedule of Investments
July 31, 2006
Hennessy Cornerstone Value Fund (Unaudited)
			% of Net
	Shares	Value	Assets
COMMON STOCKS - 92.90%
Consumer Discretionary - 7.65%
DaimlerChrysler AG (b)	66,400	$3,429,560	1.78%
Ford Motor Co.	415,500	2,771,385	1.45%
General Motors Corp.	148,300	4,779,709	2.49%
Mattel, Inc.	206,000	3,716,240	1.93%
		14,696,894	7.65%
Consumer Staples - 16.00%
Altria Group, Inc.	47,100	3,766,587	1.96%
ConAgra Foods, Inc.	168,800	3,629,200	1.89%
Diageo PLC - ADR (b)	57,000	4,008,240	2.09%
HJ Heinz Co.	98,800	4,146,636	2.15%
Kimberly-Clark Corp.	58,400	3,565,320	1.86%
Kraft Foods, Inc.	116,300	3,768,120	1.96%
Reynolds American, Inc.	36,800	4,665,504	2.43%
Sara Lee Corp.	189,300	3,199,170	1.66%
		30,748,777	16.00%
Energy - 3.89%
BP PLC - ADR (b)	50,600	3,669,512	1.91%
ChevronTexaco Corp.	57,800	3,802,084	1.98%
		7,471,596	3.89%
Financials - 28.49%
Bank of America Corp.	74,000	3,813,220	1.98%
Citigroup, Inc.	69,500	3,357,545	1.76%
Freddie Mac	53,600	3,101,296	1.61%
HSBC Holdings PLC - ADR (b)	42,300	3,847,608	2.00%
ING Groep NV - ADR (b)	100,100	4,054,050	2.11%
J.P. Morgan Chase & Co.	86,900	3,964,378	2.06%
Lincoln National Corp.	65,800	3,729,544	1.94%
National City Corp.	99,000	3,564,000	1.85%
PNC Financial Services Group	53,200	3,768,688	1.96%
Regions Financial Corp.	100,500	3,647,145	1.90%
US Bancorp	112,800	3,609,600	1.88%
Wachovia Corp.	64,400	3,453,772	1.80%
Washington Mutual, Inc.	81,800	3,656,460	1.91%
Wells Fargo & Co.	54,300	3,928,062	2.04%
XL Capital Ltd. (b)	51,100	3,255,070	1.69%
		54,750,438	28.49%
Health Care - 10.47%
Bristol-Myers Squibb Co.	158,700	3,804,039	1.98%
Eli Lilly & Co.	63,600	3,610,572	1.88%
GlaxoSmithKline PLC - ADR (b)	67,100	3,712,643	1.93%
Merck & Co., Inc.	116,700	4,699,509	2.45%
Pfizer, Inc.	164,800	4,283,152	2.23%
		20,109,915	10.47%
Industrials - 3.25%
Pitney Bowes, Inc.	81,300	3,359,316	1.75%
RR Donnelley & Sons Co.	99,100	2,892,729	1.50%
		6,252,045	3.25%
Materials - 11.45%
The Dow Chemical Co.	76,100	2,631,538	1.37%
EI Du Pont de Nemours & Co.	79,300	3,145,038	1.64%
International Paper Co.	100,500	3,450,165	1.79%
Lyondell Chemical Co.	136,000	3,028,720	1.58%
MeadWestvaco Corp.	120,500	3,147,460	1.64%
PPG Industries, Inc.	58,300	3,587,782	1.87%
Weyerhaeuser Co.	51,300	3,009,258	1.56%
		21,999,961	11.45%
Telecommunication Services - 11.70%
AT&T, Inc.	136,500	4,093,635	2.13%
BellSouth Corp.	123,100	4,821,827	2.51%
Chunghwa Telecom Company Ltd. - ADR (a)(b)	192,000	3,565,440	1.86%
Telefonica De Argentina Contra (a)(b)+^Ω	25,800	258	0.00%
Telefonos de Mexico SA de CV - ADR (b)	146,900	3,443,336	1.79%
Verizon Communications, Inc.	109,300	3,696,526	1.92%
Vodafone Group Plc New - ADR (b)	131,688	2,854,985	1.49%
		22,476,007	11.70%
TOTAL COMMON STOCKS (Cost $170,069,779)		$178,505,633	92.90%

	Principal		% of Net
	Amount	Value	Assets
SHORT TERM INVESTMENTS - 3.32%
Discount Notes - 3.26%
Federal Home Loan Bank Discount Note
5.200%, 08/01/2006	$6,284,000	$6,284,000	3.26%
TOTAL DISCOUNT NOTES (Cost 6,284,000)		6,284,000	3.26%
Variable Rate Demand Notes# - 0.05%
American Family Financial Services, Inc.
5.0234%	53,273	53,273	0.03%
Wisconsin Corporate Central Credit Union
5.0681%	53,637	53,637	0.03%
VARIABLE RATE DEMAND NOTES (Cost $106,910)		106,910	0.06%
TOTAL SHORT TERM INVESTMENTS (Cost $6,390,910)		$6,390,910	3.32%
Total Investments (Cost $176,460,689) - 96.22%		$184,896,543	96.22%
Other Assets in Excess of Liabilities - 3.78%		7,254,349	3.78%
TOTAL NET ASSETS - 100.00%		$192,150,892	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign issued security
#	Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates listed are as of July 31, 2006.
+	All or a portion of this security is out on loan at July 31, 2006.
^	Security is fair valued.
Ω	Security is collateralized by $135,800 in cash.

The cost basis of investments for federal income tax purposes at July 31, 2006 was as follows*:

Cost of investments	$176,497,314
Gross unrealized appreciation	19,051,833
Gross unrealized depreciation	(10,652,604)
Net unrealized appreciation	$8,399,229

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
July 31, 2006
Hennessy Focus 30 Fund (Unaudited)
			% of Net
	Shares	Value	Assets
COMMON STOCKS - 98.47%
Consumer Discretionary - 9.99%
Building Material Holding Corp.	176,600	$3,784,538	1.40%
The Goodyear Tire & Rubber Co. (a)	527,900	5,806,900	2.15%
Office Depot, Inc. (a)	276,500	9,967,825	3.68%
TRW Automotive Holdings Corp. (a)	287,900	7,456,610	2.76%
		27,015,873	9.99%
Energy - 15.97%
Frontier Oil Corp.	368,200	12,979,050	4.80%
Holly Corp.	255,800	12,943,480	4.79%
Oil States International, Inc. (a)	237,600	7,641,216	2.83%
Western Gas Resources, Inc.	158,500	9,611,440	3.55%
		43,175,186	15.97%
Financials - 4.55%
CB Richard Ellis Group, Inc. (a)	522,100	12,285,013	4.55%
Health Care - 10.79%
Express Scripts, Inc. (a)	133,800	10,306,614	3.81%
Humana, Inc. (a)	166,000	9,284,380	3.43%
WellCare Health Plans, Inc. (a)	195,500	9,591,230	3.55%
		29,182,224	10.79%
Industrials - 35.92%
Flowserve Corp. (a)	233,700	12,105,660	4.48%
Jacobs Engineering Group, Inc. (a)	122,600	10,174,574	3.76%
JLG Industries, Inc.	489,200	8,854,520	3.27%
Labor Ready, Inc. (a)	317,600	5,180,056	1.92%
Lennox International, Inc.	310,100	7,073,381	2.62%
McDermott International, Inc. (a)(b)	335,400	15,274,116	5.65%
Quanta Services, Inc. (a)	644,400	10,284,624	3.80%
The Shaw Group Inc. (a)	343,600	7,109,084	2.63%
Skywest, Inc.	306,700	7,437,475	2.75%
USG Corp. (a)	126,500	5,864,540	2.17%
Walter Industries, Inc.	173,300	7,756,908	2.87%
		97,114,938	35.92%
Materials - 15.71%
Allegheny Technologies, Inc.	267,800	17,109,742	6.33%
Cleveland-Cliffs, Inc.	188,800	6,825,120	2.52%
Commercial Metals Co.	502,400	11,399,456	4.22%
Quanex Corp.	197,000	7,149,130	2.64%
		42,483,448	15.71%
Utilities - 5.54%
CMS Energy Corp. (a)	504,700	7,070,847	2.62%
Sierra Pacific Resources (a)	547,100	7,905,595	2.92%
		14,976,442	5.54%
TOTAL COMMON STOCKS (Cost $253,957,030)		$266,233,124	98.47%

	Principal		% of Net
	Amount	Value	Assets
SHORT TERM INVESTMENTS - 4.10%
Discount Notes - 4.08%
Federal Home Loan Bank Discount Note
5.200%, 08/01/2006	$11,028,000	$11,028,000	4.08%
TOTAL DISCOUNT NOTES (Cost $11,028,000)		11,028,000	4.08%
Variable Rate Demand Notes# - 0.02%
American Family Financial Services, Inc.
5.0234%	31,129	31,129	0.01%
Wisconsin Corporate Central Credit Union
5.0681%	28,426	28,426	0.01%
TOTAL VARIABLE RATE DEMAND NOTES (Cost $ 59,555)		59,555	0.02%
TOTAL SHORT TERM INVESTMENTS (Cost $11,087,555)		$11,087,555	4.10%
Total Investments (Cost $265,044,585) - 102.57%		$277,320,679	102.57%
Liabilities in Excess of Other Assets - (2.57)%		(6,940,090)	(2.57%)
TOTAL NET ASSETS - 100.00%		$270,380,589	100.00%

Percentages are stated as a percent of net assets.

(a)	Non income producing
(b)	Foreign issued securities
#	Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates listed are as of July 31, 2006.

The cost basis of investments for federal income tax purposes at July 31, 2006 was as follows*:

Cost of investments	$265,044,585
Gross unrealized appreciation	38,216,476
Gross unrealized depreciation	(25,940,382)
Net unrealized appreciation	$12,276,094

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
July 31, 2006
Hennessy Cornerstone Growth Fund (Unaudited)
			% of Net
	Shares	Value	Assets
COMMON STOCKS - 96.36%
Consumer Discretionary - 17.36%
Brightpoint, Inc. (a)	1,460,040	$21,418,787	1.70%
Circuit City Stores, Inc.	1,004,000	24,598,000	1.95%
Conn's, Inc. (a)	597,000	15,354,840	1.22%
Dress Barn, Inc. (a)	1,244,200	26,849,836	2.13%
Drew Industries, Inc. (a)	808,200	18,855,306	1.50%
Escala Group, Inc. (a)	1,104,700	5,987,474	0.47%
Nordstrom, Inc.	606,200	20,792,660	1.65%
The Pantry, Inc. (a)	452,300	22,293,867	1.77%
Papa John's International, Inc. (a)	735,000	23,622,900	1.87%
Payless ShoeSource, Inc. (a)	1,026,100	26,555,468	2.11%
Six Flags, Inc. (a)	2,369,200	12,509,376	0.99%
		218,838,514	17.36%
Consumer Staples - 3.53%
Great Atlantic & Pacific Tea Co.	1,007,300	23,923,375	1.90%
Playtex Products, Inc. (a)	1,815,500	20,551,460	1.63%
		44,474,835	3.53%
Energy - 20.57%
Frontier Oil Corp.	1,158,000	40,819,500	3.24%
Giant Industries, Inc. (a)	423,500	30,242,135	2.40%
Holly Corp.	756,000	38,253,600	3.03%
Marathon Oil Corp.	339,800	30,799,472	2.44%
Oil States International, Inc. (a)	637,800	20,511,648	1.63%
Petro-Canada (b)	569,000	25,462,750	2.02%
Sunoco, Inc.	274,400	19,081,776	1.51%
Tesoro Petroleum Corp.	344,400	25,761,120	2.04%
Valero Energy Corp.	421,800	28,441,974	2.26%
		259,373,975	20.57%
Financials - 6.17%
Banco Bradesco SA - ADR (b)	734,500	24,627,785	1.96%
Banco Itau Holding Financeira SA - ADR (b)	888,100	27,406,766	2.17%
WR Berkley Corp.	715,000	25,740,000	2.04%
		77,774,551	6.17%
Health Care - 1.68%
Express Scripts, Inc. (a)	275,000	21,183,250	1.68%
Industrials - 29.48%
AAR Corp. (a)	958,800	22,704,384	1.80%
Amerco, Inc. (a)	347,700	30,667,140	2.43%
Astec Industries, Inc. (a)	717,100	15,202,520	1.21%
Beacon Roofing Supply, Inc. (a)	1,172,700	21,448,683	1.70%
EMCOR Group, Inc. (a)	636,700	32,802,784	2.60%
Foster Wheeler Ltd. (a)(b)	578,700	22,071,618	1.75%
General Cable Corp. (a)	1,107,700	39,544,890	3.14%
JLG Industries, Inc.	969,500	17,547,950	1.39%
Manitowoc Co.	807,900	31,718,154	2.52%
Quanta Services, Inc. (a)	1,837,600	29,328,096	2.32%
Reliance Steel & Aluminum Co.	748,000	26,815,800	2.13%
Trinity Industries, Inc.	808,050	27,005,031	2.14%
USG Corp. (a)	332,200	15,400,792	1.22%
Watsco, Inc.	369,000	16,354,080	1.30%
Westinghouse Air Brake Technologies Corp.	866,200	23,006,272	1.83%
		371,618,194	29.48%
Information Technology - 8.14%
Jabil Circuit, Inc.	639,300	14,767,830	1.17%
ON Semiconductor Corp. (a)	3,492,400	21,967,196	1.74%
Palm Inc. New (a)	1,377,500	20,538,525	1.63%
Plexus Corp. (a)	1,025,700	25,560,444	2.04%
Western Digital Corp. (a)	1,124,700	19,727,238	1.56%
		102,561,233	8.14%
Materials - 9.43%
Aleris International, Inc. (a)	702,300	28,752,162	2.28%
Allegheny Technologies, Inc.	602,900	38,519,281	3.06%
Ipsco, Inc. (b)	288,800	27,178,968	2.15%
Ryerson Tull, Inc.	904,400	24,464,020	1.94%
		118,914,431	9.43%
TOTAL COMMON STOCKS (Cost $1,216,125,781)		$1,214,738,983	96.36%

	Principal		% of Net
	Amount	Value	Assets
SHORT TERM INVESTMENTS - 3.83%
Discount Notes - 3.59%
Federal Home Loan Bank Discount Note
5.200%, 08/01/2006	$45,300,000	$45,300,000	3.59%
TOTAL DISCOUNT NOTES (Cost $45,300,000)		45,300,000	3.59%
Variable Rate Demand Notes# - 0.24%
American Family Financial Services, Inc.
5.0234%	1,493,620	1,493,620	0.12%
Wisconsin Corporate Central Credit Union
5.0681%	1,470,433	1,470,433	0.12%
TOTAL VARIABLE RATE DEMAND NOTES (Cost $ 2,964,053)		2,964,053	0.24%
TOTAL SHORT TERM INVESTMENTS (Cost $48,264,053)		$48,264,053	3.83%
Total Investments (Cost $1,264,389,834) - 100.19%		$1,263,003,036	100.19%
Liabilities in Excess of Other Assets - (0.19)%		(2,429,957)	(0.19%)
TOTAL NET ASSETS - 100.00%		$1,260,573,079	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non income producing
(b)	Foreign issued security
#	Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates listed are as of July 31, 2006.

The cost basis of investments for federal income tax purposes at July 31, 2006 was as follows*:

Cost of investments	$1,264,389,834
Gross unrealized appreciation	163,796,678
Gross unrealized depreciation	(165,183,476)
Net unrealized appreciation	$(1,386,798)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Hennessy Mutual Funds, Inc.

By (Signature and Title) /s/Neil J. Hennessy
Neil J. Hennessy, President

Date 9/28/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Neil J. Hennessy
Neil J. Hennessy
President
(Principal Executive Officer)

Date 9/28/2006

By (Signature and Title)* /s/Teresa M. Nilsen
Teresa M. Nilsen
Treasurer
(Principal Executive Officer)

Date 9/28/2006